UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Oppenheimer Private Investments
Address:       6803 S. Tucson Way
               Centennial, CO 80112-3924

Form 13F File Number:  028-10231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kristie Feinberg
Title:    Administrator
Phone:    (303) 768-1837 (For questions related to current holdings or
				  cusips included)
				  (For all other inquiries call (212) 323-0200)

Signature, Place, and Date of Signing:

Kristie Feinberg          Centennial, CO            May 12, 2006

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number     Name
28-203              OppenheimerFunds, Inc.
28-2427             Citigroup Inc.
28-203              OppenheimerFunds, Inc.
28-203              OppenheimerFunds, Inc.